OTHER ASSETS, INCOME AND EXPENSE - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Advisor loans	$ 32,774	$ 19,135
Employee loans	757	3,933
Employee loans, shares held as collateral	$ 918	$ 4,763
Bottom of range
Disclosure of financial assets [line items]
Contractual period for forgiveness of loans	3 years
Top of range
Disclosure of financial assets [line items]
Contractual period for forgiveness of loans	7 years